Segment Reporting (Summary of Significant Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended																	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue from external customers		$ 323,900	$ 296,767	[1]	$ 281,393	[2]	$ 276,976	[3],[4]	$ 268,051	[5]	$ 261,770	[6],[7]	$ 256,551	[8]	$ 250,025	[10],[9]	$ 236,008	[11]	$ 644,500	$ 545,100	$ 1,123,187		$ 1,004,354		$ 375,526
Segment Adjusted EBITDA		189,700					161,700												372,700	317,300	653,610		554,429		187,786
Total assets		5,063,900	5,050,398								4,251,240	[12]							5,063,900		5,050,398		4,251,240	[12]	1,442,055	[13]
Capital expenditures, net of stimulus grant reimbursements																							323,232		124,137
Capital expenditures		129,500					88,300												244,800	175,000	360,757		332,551		146,963
Interest expense		(53,400)	(52,608)	[1],[14]	(49,147)	[14],[2]	(50,277)	[14],[3],[4]	(51,497)	[14],[5]	(37,657)	[15],[6],[7]	(49,618)	[15],[8]	(52,635)	[10],[15],[9]	(62,554)	[11],[15]	(100,300)	(101,800)	(203,529)	[14]	(202,464)	[15]	(50,720)
Depreciation and amortization expense		(96,900)	(91,337)	[1]	(84,175)	[2]	(81,719)	[3],[4]	(81,037)	[5]	(80,652)	[6],[7]	(79,936)	[8]	(83,930)	[10],[9]	(80,014)	[11]	(192,900)	(162,700)	(338,268)		(324,532)		(84,961)
Transaction costs		(1,300)					(200)												(4,800)	(800)	(5,295)		(14,204)		(6,630)
Impairment of cost method investment																									(2,248)
Stock-based compensation		6,000					(57,000)												(117,100)	(99,900)	(253,681)		(105,849)		(26,253)
Loss on extinguishment of debt	(64,975)	(30,900)					(1,911)	[16],[3],[4]					(6,570)	[17],[8]	(5,707)	[10],[17],[9]	(64,976)	[11],[17]	(30,900)	(1,911)	(1,911)	[16]	(77,253)	[17]
Unrealized foreign currency gain																					4,725		55
Earnings/(loss) from continuing operations before provision for income taxes		(600)	(62,101)	[1]	(33,266)	[2]	(29,134)	[3],[4]	(19,848)	[5]	(15,509)	[6],[7]	(12,961)	[8]	(38,110)	[10],[9]	(103,238)	[11]	(101,700)	(49,000)	(144,349)		(169,818)		16,974
Benefit/(provision) for income taxes		4,400	(10,094)	[1]	(9,508)	[2]	(8,424)	[3],[4]	(9,269)	[5]	(9,344)	[6],[7]	(6,206)	[8]	3,541	[10],[9]	36,214	[11]	(5,000)	(17,700)	(37,295)		24,205		(26,871)
Foreign currency loss on intercompany loans		(13,300)					200												(27,900)	800
Non-cash loss on investments		(500)																	(500)
Income/(loss) from continuing operations		3,800	(72,195)	[1]	(42,774)	[2]	(37,558)	[3],[4]	(29,117)	[5]	(24,853)	[6],[7]	(19,167)	[8]	(34,569)	[10],[9]	(67,024)	[11]	(106,700)	(66,700)	(181,644)		(145,613)		(9,897)
Scenario, Previously Reported [Member]
Segment Reporting Information [Line Items]
Total assets			5,049,066																		5,049,066
Reportable Segments [Member] | Physical Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenue from external customers		152,700					120,900												302,400	234,500	495,411		413,013		157,419
Segment Adjusted EBITDA		102,100					80,200												199,400	154,500	324,913		275,684		101,060
Total assets		2,878,500	2,851,765								2,311,552	[12]							2,878,500		2,851,765		2,311,552	[12]	611,777	[13]
Capital expenditures, net of stimulus grant reimbursements																							180,261		38,809
Capital expenditures		76,600					46,700												144,600	91,900	209,147
Reportable Segments [Member] | Lit Services [Member]
Segment Reporting Information [Line Items]
Revenue from external customers		157,400					151,300												313,500	300,700	606,213		570,462		224,624
Segment Adjusted EBITDA		84,200					81,100												166,400	161,900	325,895		277,854		92,120
Total assets		1,781,800	1,739,139								1,685,510	[12]							1,781,800		1,739,139		1,685,510	[12]	483,755	[13]
Capital expenditures, net of stimulus grant reimbursements																							142,940		85,328
Capital expenditures		52,500					41,600												98,500	83,100	151,610
Reportable Segments [Member] | Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers		13,800					6,500												28,600	13,300	28,143		27,775
Segment Adjusted EBITDA		3,400					1,800												6,900	3,600	7,999		6,193
Total assets		123,100	43,089								32,363	[12]							123,100		43,089		32,363	[12]
Capital expenditures, net of stimulus grant reimbursements																							31
Capital expenditures		400																	1,700
Corporate/eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from external customers							(1,700)													(3,400)	(6,580)		(6,896)		(6,517)
Segment Adjusted EBITDA							(1,400)													(2,700)	(5,197)		(5,302)		(5,394)
Total assets		$ 280,500	$ 415,073								$ 221,815	[12]							$ 280,500		$ 415,073		$ 221,815	[12]	$ 346,523	[13]

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.
[12]	Assets of discontinued operations of $72,143 are included in the Corp/elimination column for the year ended June 30, 2013
[13]	Assets of discontinued operations of $67,265 are included in the Corp/elimination column for the year ended June 30, 2012
[14]	The Company realized an increase in interest expense during the second and fourth quarters of 2014 due to financing transactions completed to increase its borrowings under its term loan facility. See Note 9-Long-Term Debt.
[15]	The Company realized a decrease in interest expense during the second and third quarters of 2013 due to financing transactions completed to lower the interest rates on the Company's variable rate debt. During the fourth quarter of 2013, favorable movements in interest rates increased the fair value of the Company's interest rate swaps, resulting in a decrease in the Company's interest expense-see Note 9-Long-Term Debt.
[16]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that respective period. See Note 9-Long-Term Debt.
[17]	The Company completed debt refinancing transactions during the first, second and third quarters of Fiscal 2013, resulting in a loss on debt extinguishment in each respective period. See Note 9-Long-Term Debt.